TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of taxes recoverable
	December 31, 2020	December 31, 2019
VAT recoverable	$2,328	$2,652
GST recoverable	16	42
Income taxes recoverable	2,700	2,789
	$5,044	$5,483